Sep. 30, 2022
Prospectus #1 | Calvert High Yield Bond Fund
Calvert High Yield Bond Fund
Investment Objective
The Fund's investment objective is to seek high current income and capital appreciation, secondarily.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 80 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in high-yield, high-risk bonds, also known as “junk” bonds (“80% Policy”). The Fund invests primarily in high-yield, high-risk bonds with varying maturities, including distressed securities that are in default, which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)). For purposes of ratings restrictions, the average of S&P, Moody’s and Fitch is used. The Fund’s duration and maturity is managed tactically based on the investment adviser’s outlook for the fixed-income markets. For its investments, the Fund seeks to identify high-yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high-yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund.

The Fund also may invest in trust preferred securities, taxable municipal obligations and loans.  In addition, the Fund may invest up to 35% of its net assets in foreign debt securities.  Foreign debt securities include American Depositary Receipts (“ADRs”) sponsored or unsponsored.  The Fund may also invest in investment grade bonds (i.e., bonds rated Baa or higher by Moody’s or BBB or higher by S&P).

The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.  The portfolio managers generally seek to hedge the Fund’s foreign currency exposure back to U.S. dollars, though the Fund may at any time have exposure to foreign currency.

The Fund may invest in asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).  The Fund may invest up to 10% of its net assets in MBS and up to 10% of its net assets in ABS.

Under certain market conditions, the Fund may opportunistically use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts (which are a type of derivative instrument) to manage the duration of the Fund and hedge interest rate risk.  The Fund may invest in money market instruments.  The Fund may also lend its securities.

The investment adviser’s staff monitors the credit quality of securities held by the Fund and other securities available to the Fund.  Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis utilizing various methodologies including “bottom up/top down” analysis and consideration of macroeconomic and technical factors, and does not rely primarily on the ratings assigned by the rating services.  In conjunction with its financial analysis, investment decisions are made in consideration of the responsible investment criteria described below.  The portfolio managers may also use sector rotation strategies in their management of the Fund.  The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options.  A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.  The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading.  The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Credit Risk. Investments in debt securities (including bonds) and loans (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures a fixed-income security’s price sensitivity to changes in the general level of interest rates.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically has been used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments that were historically based on LIBOR and changes in the value of such instruments.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities (including preferred and convertible instruments) generally possess certain characteristics of both equity and debt securities.  In addition to risks associated with investing in income securities, such as interest rate and credit risks, hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Preferred Stock Risk.  Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities.  Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities.  The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Municipal Obligations Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2022, the highest quarterly total return for Class A was 7.33% for the quarter ended June 30, 2020 and the lowest quarterly return was -10.18% for the quarter ended March 31, 2020. The year-to-date total return though the end of the most recent calendar quarter (December 31, 2022 to March 31, 2023) was 3.38%.

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  The Class R6 performance shown above for the period prior to February 1, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.. ICE® BofA® indices are not for redistribution or other uses; provided “as is,” without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #1 | Calvert Income Fund
Calvert Income Fund
Investment Objective
The Fund's investment objective is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 80 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service, Inc. or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities and other hybrid securities, taxable municipal obligations and loans.

The Fund may invest in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt instruments (commonly known as “junk bonds”), including distressed instruments that are in default.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”) sponsored or unsponsored.  The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund may invest in money market instruments.  The Fund may also lend its securities.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investment criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may also use sector rotation and relative value strategies in their management of the Fund.  The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.  The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures a fixed-income security’s price sensitivity to changes in the general level of interest rates.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

LIBOR Risk. The London Interbank Offered Rate or LIBOR historically has been used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. The Fund has exposure to LIBOR-based instruments. Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR, such as floating-rate debt obligations.  Any effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could result in losses to the Fund, and such effects may occur prior to the anticipated discontinuation of the remaining LIBOR settings in 2023. Furthermore, the risks associated with the discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

Credit Risk. Investments in debt securities (including bonds) and loans (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities (including preferred and convertible instruments) generally possess certain characteristics of both equity and debt securities.  In addition to risks associated with investing in income securities, such as interest rate and credit risks, hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Preferred Stock Risk.  Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities.  Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities.  The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Municipal Obligations Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2022, the highest quarterly total return for Class A was 8.34% for the quarter ended June 30, 2020 and the lowest quarterly return was -7.77% for the quarter ended June 30, 2022. The year-to-date total return though the end of the most recent calendar quarter (December 31, 2022 to March 31, 2023) was 3.60%.

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  The Class R6 performance shown above for the period prior to February 1, 2023 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #1 | Calvert Core Bond Fund
Calvert Core Bond Fund
Investment Objective
The Fund's investment objective is to seek total return with an emphasis on income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.   You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 80 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 175% of the average value of its portfolio.
Principal Investment Strategies

The Fund typically invests at least 80% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase (the “80% Policy”). For purposes of the Fund’s 80% Policy, net assets include any borrowings for investment purposes. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service, Inc. or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal obligations and loans.

The Fund may invest in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).

The Fund may invest up to 5% of its net assets in below-investment grade, high-yield debt instruments (commonly known as “junk bonds”), as assessed at time of purchase, including distressed instruments that are in default.

The Fund may also invest up to 25% of its net assets in U.S. dollar-denominated foreign debt securities and American Depositary Receipts (“ADRs”) sponsored or unsponsored.  The Fund may purchase securities on a when-issued basis and for future delivery by means of ”forward commitments.“  The Fund may invest in money market instruments.  The Fund may also lend its securities.

Under normal circumstances, the Fund will have a dollar-weighted average effective portfolio maturity of between four and ten years. The Fund’s dollar-weighted average effective portfolio maturity may be longer or shorter for temporary purposes and during unusual market conditions.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investment criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may also use sector rotation and relative value strategies in their management of the Fund.  The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options.  A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.  The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures a fixed-income security’s price sensitivity to changes in the general level of interest rates.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically has been used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments that were historically based on LIBOR and changes in the value of such instruments.

Credit Risk. Investments in debt securities (including bonds) and loans (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities (including preferred and convertible instruments) generally possess certain characteristics of both equity and debt securities.  In addition to risks associated with investing in income securities, such as interest rate and credit risks, hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Preferred Stock Risk.  Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities.  Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities.  The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Municipal Obligations Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

When-Issued and Forward Commitment Risk.  Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2022, the highest quarterly total return for Class A was 9.96% for the quarter ended June 30, 2020 and the lowest quarterly return was -6.81% for the quarter ended June 30, 2015. The year-to-date total return though the end of the most recent calendar quarter (December 31, 2022 to March 31, 2023) was 3.30%.

These returns reflect the maximum current sales charge for Class A (3.25%). The Class I performance shown above for the period prior to January 31, 2015 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. The Class R6 performance shown above for the period prior to June 30, 2023 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index. Effective February 1, 2021, the Fund revised its name, objective and principal investment strategies and adopted a policy of investing at least 80% of its net assets in investment grade, U.S. dollar-denominated debt securities.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #1 | Calvert Short Duration Income Fund
Calvert Short Duration Income Fund
Investment Objective
The Fund's investment objective is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.   You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 80 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service, Inc. or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal obligations and loans.

The Fund may invest in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt instruments (commonly known as “junk bonds”), including distressed instruments that are in default.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”) sponsored or unsponsored.  The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.  The Fund may invest in money market instruments.  The Fund may also lend its securities.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investment criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may also use sector rotation and relative value strategies in their management of the Fund.  The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.  The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures a fixed-income security’s price sensitivity to changes in the general level of interest rates.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities.  Funds with shorter average durations (including the Fund) may own individual investments that have longer durations than the average duration of the Fund. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically has been used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments that were historically based on LIBOR and changes in the value of such instruments.

Credit Risk. Investments in debt securities (including bonds) and loans (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities (including preferred and convertible instruments) generally possess certain characteristics of both equity and debt securities.  In addition to risks associated with investing in income securities, such as interest rate and credit risks, hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Preferred Stock Risk.  Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities.  Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities.  The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Municipal Obligations Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is not suited for short-term trading, and investors in the Fund should be able to tolerate potentially sharp declines in value over time.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2022, the highest quarterly total return for Class A was 5.07% for the quarter ended June 30, 2020 and the lowest quarterly return was -4.33% for the quarter ended March 31, 2020. The year-to-date total return though the end of the most recent calendar quarter (December 31, 2022 to March 31, 2023) was 2.17%.

These returns reflect the maximum current sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  The Class R6 performance shown above for the period prior to February 1, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Prospectus #1 | Calvert Mortgage Access Fund
Calvert Mortgage Access Fund
Investment Objective
The Fund's investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest in over a 13-month period, at least $100,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 80 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage related assets, which include: agency residential mortgage-backed securities; non-agency residential mortgage backed securities; commercial mortgage-backed securities; asset-backed securities related to housing; whole loans, loans, loan participations, warehouse financing related to mortgages, mortgage servicing rights and similar mortgage-related instruments and derivatives that provide exposure to such investments. The Fund will seek to expand homeownership access by investing in mortgages provided to underserved communities including minorities, low-income individuals and first time homebuyers among others.

The Fund may also invest without limit in securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored corporations; however, the Fund expects initially, and may thereafter continue, to invest significantly in debt securities and other income-producing investments that involve substantially greater credit risk than those investments. The rate of interest on the debt and other income-producing investments that the Fund may purchase may be fixed, floating, or variable. The Fund concentrates its investments in the real estate industry.  The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Fund will maintain an average credit rating of at least investment grade (BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service (“Moody’s”)). The Fund’s average credit rating will be the weighted-average of the credit ratings of the securities it holds directly. While the Fund’s average credit rating will be investment grade, the Fund may invest in securities that are rated below investment grade (rated below BBB by S&P or Fitch, or below Baa by Moody’s) or in unrated securities considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments).

The Fund may invest in mortgage-backed securities of any kind. Mortgage-backed securities may include  securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored corporations; securities of domestic or foreign private issuers; or interests in pools of residential or commercial mortgages. Mortgage-backed securities also include securities representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to, any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.  These types of securities include  Real Estate Mortgage Investment Conduits (“REMICs”), which could include re-securitizations of REMICs (“Re-REMICs”), credit default swaps, mortgage pass-through securities, mortgage servicing rights, collateralized mortgage obligations (“CMOs”), private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), credit risk transfer securities, and debt instruments collateralized or secured by other mortgage-related assets. The collateral backing mortgage-backed securities in which the Fund may invest may include, without limitation, performing, non-performing and/or re-performing loans, non-qualifying mortgage loans, and loans secured by a single asset and issued by a single borrower. The commercial mortgage-backed securities in which the Fund may invest may also include securitizations backed by a single mortgage on a single property. The Fund may also invest in asset-backed securities of any type.

In pursuing its investment objective, the Fund may invest in residential and/or commercial real estate or mortgage-related loans, construction or project finance loans, or other types of loans, which loans may include secured and unsecured notes, senior loans, second lien loans or other types of subordinated loans, or mezzanine loans, any of which may contain fewer or less restrictive covenants on the borrower than certain other types of loans or loans of subprime quality.

The Fund may also invest in stripped (generally interest-only and principal-only instruments) residential and/or commercial real estate or mortgage-related loans, construction or project finance loans, or other types of loans.

The Fund may make direct investments in individual loans or in pools of loans and in whole loans as well as in loan participations or assignments. In addition, the Fund may itself or in conjunction with others originate any of the foregoing types of loans. The Fund may also be involved in, or finance, the origination of loans to legal entities or individuals.

The Fund may invest in any level of the capital structure of an issuer of mortgage- or asset-backed securities, including subordinated or residual tranches and the equity or “first loss” tranche. The Fund may invest in mortgage- or asset-backed securities that are designed to have leveraged investment exposure to the underlying mortgages or assets. The Fund may also gain or adjust its exposure to mortgage- or asset-backed securities through derivatives, such as credit default swap or futures transactions. The Fund may also invest in certain residential mortgage-backed securities including but not limited to credit risk transfer securities that, while not backed by mortgage loans, have credit exposure to a pool of mortgage loans acquired by the government-sponsored entity or private entity issuing the securities.

Certain mortgage- and other asset-backed securities in which the Fund may invest may represent an inverse interest-only class of security for which the holders are entitled to receive no payments of principal and are entitled only to receive interest at a rate that will vary inversely with a specified index or reference rate, or a multiple thereof.

The Fund also may invest in other U.S. government securities such as U.S. Treasury bills, notes and bonds, securities (including mortgage-backed securities) issued by agencies or instrumentalities of the U.S. Government which may or may not be backed by the full faith and credit of the United States, and securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality.

The Fund may also invest in restricted and illiquid securities.

The Fund may use various derivative strategies for hedging purposes, to manage certain investment risks, to gain, or reduce, long or short exposure to one or more asset classes, issuers, or reference assets, to seek return, as a substitute for the purchase or sale of securities or currencies, and/or to manage the dollar-weighted average effective duration of the Fund’s portfolio. The Fund also may enter into derivatives transactions with the purpose or effect of creating investment leverage. Additional leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses or gains than if the strategies were not used. Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments; and interest rate, credit default, inflation and total return swaps, as well as certain synthetic total return swap indices.  The Fund may use interest rate swaps and options on interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of its holdings.  Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

The portfolio managers may also use other active management techniques, such as mortgage dollar roll transactions, when-issued and forward commitments, repurchase agreements, reverse repurchase agreements and any combination thereof. The Fund may enter into forward commitments to buy or sell agency mortgage-backed securities (to-be-announced transactions, or “TBAs”). The Fund engages in active trading.  The Fund may engage in short sales of securities. The Fund may borrow from banks for investment purposes.

The portfolio managers seek to purchase securities believed to be the best relative value with regard to price, yield, and expected total return in relation to other available instruments. Investment decisions are primarily made on the basis of fundamental research and relative value and the consideration of the responsible investment criteria described below.  The portfolio managers may sell a security when they believe the security no longer represents the best relative value and the fundamental research or cash needs dictate.

Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Privately Issued Mortgage Related Securities Risk.  There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately issued mortgage related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities sold to the counterparty or the securities which the Fund purchases with its proceeds from the agreement would affect the value of the Fund’s assets. As a result, such agreements may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be a form of borrowing by the Fund (and a loan from the counterparty), they create leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Stripped Securities Risk.  Stripped Securities (“Strips”) are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Classes may receive only interest distributions (interest-only “IO”) or only principal (principal-only “PO”). Strips are particularly sensitive to changes in interest rates as such changes may increase or decrease prepayments of principal.  A rapid or unexpected increase in prepayments can significantly depress the value of IO Strips, while a rapid or unexpected decrease can have the same effect on PO Strips.

Industry Concentration Risk. Because the Fund concentrates its investments in the real estate industry, the value of Fund shares may be affected by events that adversely affect that industry and may fluctuate more than that of a fund that invests more broadly.

Issuer Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Sector Risk.  Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a Fund that invests more broadly.

Credit Risk. Investments in fixed income and other debt obligations (referred to below as “debt instruments”)  are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures a fixed-income security’s price sensitivity to changes in the general level of interest rates.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR historically has been used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years.  As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings.  Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments that were historically based on LIBOR and changes in the value of such instruments.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

When-Issued and Forward Commitment Risk.  Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.

Borrowing Risk. Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowing. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Leverage Risk.  Certain Fund transactions may give rise to leverage.  Leverage can result from a non-cash exposure to an underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Short Sale Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price and/or may have to sell related long positions before it had intended to do so.  The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.  The Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.  The amount of any gain will be decreased and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  Because losses on short sales arise from increases in the value of the security sold short, the Fund’s losses are potentially unlimited in a short sale transaction.  Short sales could be speculative transactions and involve special risks, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance history will be available for the Fund after the Fund has been in operation for one full calendar year. Updated Fund performance information can be obtained by visiting www.calvert.com.  Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.